Finance Receivables, Credit Quality Information - Changes in the allowance for the loan losses by product type (Details) - USD ($) $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the allowance for the loan losses by product type
Provision	$ 1,979
Charge-offs	(1,038)
Recoveries	2,533
Balance at the end of the period	3,474	$ 3,474
Total Finance receivables at the end of the period	$ 89,808	$ 89,808		$ 113,368
Allowance as a percentage of receivable	3.87%	3.87%
Allowance for TDR's		$ 3,113
Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	$ 4,441
Provision		947
Charge-offs		(875)
Balance at the end of the period	4,513	4,513
Troubled debt restructuring
Changes in the allowance for the loan losses by product type
Allowance for TDR's	1	1
Net carrying value of TDR's	3	3
Credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Debt sales			$ 934
Total gross finance receivables for which accrual for third-party lender losses has been recorded	34,144	34,144		36,967
Short-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	4,379
Provision		947
Charge-offs		(872)
Balance at the end of the period	4,454	4,454
Short-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision	1,180
Charge-offs	(1,038)
Recoveries	1,876
Balance at the end of the period	2,018	2,018
Total Finance receivables at the end of the period	$ 53,779	$ 53,779
Allowance as a percentage of receivable	3.75%	3.75%
Short-term consumer loans | Credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries		$ 270
Short-term consumer loans | Ohio credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries		1,216
Short-term consumer loans | Ohio credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 30,490	30,490		31,341
Short-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Required purchases		2,082
Short-term consumer loans | Texas credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Total gross finance receivables for which accrual for third-party lender losses has been recorded	3,351	3,351		4,460
Required purchases		485
Medium-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	62
Charge-offs		(3)
Balance at the end of the period	59	59
Medium-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision	799
Recoveries	657
Balance at the end of the period	1,456	1,456
Total Finance receivables at the end of the period	$ 36,029	$ 36,029
Allowance as a percentage of receivable	4.04%	4.04%
Medium-term consumer loans | Troubled debt restructuring | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision and write off		$ 3
Payment defaults for loans evaluated for impairment		1
Medium-term consumer loans | Ohio credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Total gross finance receivables for which accrual for third-party lender losses has been recorded	$ 303	303		1,166
Medium-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Recoveries		19
Required purchases		17
Check cashing | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision		187
Predecessor
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		16,379	16,327	16,219	$ 23,892
Provision			67,827	97,569	84,742
Charge-offs			(103,627)	(148,335)	(161,900)
Recoveries			35,852	50,874	69,485
Balance at the end of the period			16,379	16,327	16,219
Total Finance receivables at the end of the period			$ 101,380	$ 113,368	$ 113,020
Allowance as a percentage of receivable			16.16%	14.40%	14.35%
Allowance for TDR's			$ 97,098	$ 136,201	$ 115,962
Predecessor | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		4,441	4,818	3,099	2,610
Provision			24,258	32,666	25,164
Charge-offs			(24,635)	(30,947)	(24,675)
Balance at the end of the period			4,441	4,818	3,099
Predecessor | Troubled debt restructuring
Changes in the allowance for the loan losses by product type
Allowance for TDR's			41	80	219
Net carrying value of TDR's			64	146	660
Predecessor | Credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Debt sales				988
Predecessor | Short-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		4,379	4,571	2,907	2,390
Provision			24,045	32,277	24,261
Charge-offs			(24,237)	(30,613)	(23,744)
Balance at the end of the period			4,379	4,571	2,907
Predecessor | Short-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		2,818	2,697	2,223	3,676
Provision			38,012	46,240	37,906
Charge-offs			(69,716)	(91,072)	(101,069)
Recoveries			31,825	45,306	61,710
Balance at the end of the period			2,818	2,697	2,223
Total Finance receivables at the end of the period			$ 60,780	$ 66,465	$ 61,589
Allowance as a percentage of receivable			4.64%	4.06%	3.61%
Debt sales			$ 1,188	$ 1,199	$ 1,484
Predecessor | Short-term consumer loans | Credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries			4,123	6,888
Predecessor | Short-term consumer loans | Ohio credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries			29,912	23,557
Predecessor | Short-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Required purchases			46,368	43,584
Predecessor | Short-term consumer loans | Texas credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Required purchases			11,293	17,542
Predecessor | Medium-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		62	247	192	220
Provision			213	389	903
Charge-offs			(398)	(334)	(931)
Balance at the end of the period			62	247	192
Predecessor | Medium-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		$ 13,561	13,630	13,996	20,216
Provision			29,815	51,329	46,836
Charge-offs			(33,911)	(57,263)	(60,831)
Recoveries			4,027	5,568	7,775
Balance at the end of the period			13,561	13,630	13,996
Total Finance receivables at the end of the period			$ 40,600	$ 46,903	$ 51,431
Allowance as a percentage of receivable			33.40%	29.06%	27.21%
Debt sales			$ 1,196	$ 1,555	$ 2,606
Predecessor | Medium-term consumer loans | Troubled debt restructuring | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision and write off			111	256	669
Payment defaults for loans evaluated for impairment			210	432	1,279
Predecessor | Medium-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Recoveries			270	305
Required purchases			669	638
Predecessor | Check cashing | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision			$ 5,013	$ 5,966	$ 6,056